UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2719

                     Scudder U S Government Securities Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder U.S. Government Securities Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                               Amount ($)        Value ($)
                                                                                       -----------------------------------
US Government Backed 0.7%
US Treasury Bills, 2.356%**, 4/21/2005 (c)                                                 1,320,000            1,313,309
US Treasury Note, 3.625%, 1/15/2010                                                       18,000,000           17,942,346
                                                                                                            -------------
Total US Government Backed (Cost $19,264,805)                                                                  19,255,655


Agencies Not Backed by the Full Faith and Credit of the US Government 12.3%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019                                                                                34,745               34,719
5.0% with various maturities from 12/1/2017 until 6/1/2034 (b)                            44,370,943           44,590,428
5.5% with various maturities from 6/1/2033 until 4/1/2034 (b)                              9,743,994            9,933,994
6.0% with various maturities from 5/1/2017 until 2/1/2035                                 91,466,096           73,069,204
6.5% with various maturities from 11/1/2015 until 9/1/2032 (b)                             2,382,861            2,497,540
7.0% with various maturities from 5/1/2015 until 9/1/2032                                  7,554,163            7,992,877
7.5% with various maturities from 6/1/2027 until 11/1/2033                                 8,908,734            9,565,067
8.0% with various maturities from 2/1/2017 until 7/1/2030                                     64,619               70,188
8.5% with various maturities from 12/1/2016 until 7/1/2030                                    21,551               23,608
Federal National Mortgage Association:
Principal Only Certificate, Zero Coupon, 5/1/2017                                              3,788                3,442
4.55%*, 2/1/2035                                                                          15,501,469           15,629,841
4.63%*, 1/1/2035                                                                          21,714,170           22,302,245
4.666%*, 2/1/2035                                                                         14,000,000           14,381,141
5.0%, 10/1/2019                                                                           40,543,520           41,221,321
5.5% with various maturities from 8/1/2019 until 6/1/2034                                 68,320,982           69,756,821
6.0% with various maturities from 3/1/2014 until 9/1/2033                                  6,940,992            7,173,366
6.5% with various maturities from 11/1/2015 until 7/1/2034 (b)                            15,993,571           16,736,536
7.0% with various maturities from 4/1/2015 until 7/1/2034                                 14,803,195           15,665,602
7.5% with various maturities from 4/1/2015 until 10/1/2032                                13,963,250           14,961,903
8.0% with various maturities from 5/1/2005 until 12/1/2024                                   505,226              545,217
8.5% with various maturities from 7/1/2030 until 8/1/2030                                     30,317               33,003
9.0% with various maturities from 12/1/2016 until 4/1/2030                                   133,794              148,081
11.5%, 5/1/2018                                                                               49,564               55,227
                                                                                                            -------------
Total US Government Agency Sponsored Pass-Throughs (Cost $364,882,452)                                        366,391,371



Agencies Backed by the Full Faith and Credit of the US Government 85.9%
Government National Mortgage Association:
4.5% with various maturities from 2/15/2018 until 8/15/2018 (b)                           19,475,846           19,614,599
5.0% with various maturities from 2/15/2018 until 11/15/2034 (b)                         449,277,244          452,285,875
5.5% with various maturities from 6/15/2029 until 1/15/2035 (b)                          881,081,075          904,124,186
6.0% with various maturities from 10/1/2014 until 12/20/2034 (b)                         573,129,704          595,280,157
6.5% with various maturities from 7/15/2008 until 8/15/2034 (b)                          348,768,898          367,134,073
7.0% with various maturities from 1/15/2008 until 10/15/2033                              89,406,595           94,883,630
7.5% with various maturities from 11/15/2008 until 12/15/2032                             74,500,526           79,980,665
8.0% with various maturities from 9/15/2014 until 6/15/2032                               14,793,236           16,063,237
8.5% with various maturities from 8/15/2008 until 1/15/2031                                4,160,024            4,544,538
9.0% with various maturities from 9/15/2017 until 7/15/2030                                5,451,877            6,094,233
9.5% with various maturities from 6/15/2009 until 5/15/2025                                6,595,917            7,420,247
10.0% with various maturities from 11/15/2009 until 8/15/2022                              4,305,529            4,770,986
10.5% with various maturities from 4/15/2013 until 12/15/2021                              2,225,757            2,487,385
11.0%, 4/20/2019                                                                              27,108               30,290
                                                                                                            -------------
Total Government National Mortgage Association (Cost $2,525,675,096)                                        2,554,714,101



Collateralized Mortgage Obligations 0.8%
Fannie Mae Grantor Trust, "A2", Series 2001-T12, 7.5%, 8/25/2041                          16,288,446           17,465,286
Federal National Mortgage Association, "PX", Series 2003-86, 4.5%,
4/25/2013                                                                                 23,604,193            1,640,142
Government National Mortgage Association (Interest Only):
"IM", Series 2004-4, 5.0%, 7/16/2026                                                      22,905,147            2,041,806
"KI", Series 2004-19, 5.0%, 10/16/2027                                                    25,738,210            2,685,808
                                                                                                            -------------
Total Collateralized Mortgage Obligations (Cost $24,081,508)                                                   23,833,042



                                                                                              Shares             Value ($)

Cash Equivalents 24.0%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $714,767,795)                                                                      714,767,795          714,767,795
                                                                                                            -------------

                                                                                                % of
                                                                                              Net Assets         Value ($)

Total Investment Portfolio  (Cost $3,648,671,656)                                              123.7        3,678,961,964
Other Assets and Liabilities, Net                                                              -23.7         -705,911,602
                                                                                                            -------------
Net Assets                                                                                     100.0        2,973,050,362
                                                                                                            =============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Mortgage dollar rolls included.

(c) At January 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

At January 31, 2005, open futures contracts purchased were as follows:

                       Expiration                     Aggregate                             Unrealized
Futures                   Date         Contracts    Face Value ($)       Value($)        Appreciation ($)
---------------------------------------------------------------------------------------------------------
10-Year US
Treasury Note           3/21/2005         226            25,199,913        25,372,031          172,118
---------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                  172,118
---------------------------------------------------------------------------------------------------------

At January 31, 2005, open futures contracts sold were as follows:

                       Expiration                     Aggregate                            Unrealized
Futures                   Date         Contracts    Face Value ($)       Value($)        Depreciation ($)
---------------------------------------------------------------------------------------------------------
2-Year US
Treasury Note           3/31/2005         495           103,797,297       103,485,937        (311,360)
---------------------------------------------------------------------------------------------------------
5-Year US
Treasury Note           3/21/2005         450            49,227,479        49,162,500         (64,979)
---------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                (376,339)
---------------------------------------------------------------------------------------------------------


Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005